Income Tax - Summary of Deferred Tax Assets Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 379	€ 276
Intangible Assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	77	72
Share-based Compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	58	34
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	192	148
Unrealized Losses
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	3	2
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 49	€ 20